Warrants and Safe Agreements (Details)		3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Feb. 14, 2023 $ / shares	Feb. 13, 2023 $ / shares shares
Warrants and Safe Agreements (Details) [Line Items]
Period before warrants become exercisable		30 days
Warrant term		5 years
Redemption price		0.01
Period in which stock must reach mandatory closing price		20 days
Maximum period in which stock can reach mandatory closing price		30 years
Period for prior written notice before redemption		30 days
Number of business days notice prior to notice being sent		3 years
Warrants exercised (in Dollars) | $		$ 2,243,000
Warrants receivable (in Dollars) | $		$ 267
Period before warrants may be exercised		6 years
Number of SAFE agreements		6
Simple agreements for future equity (in Dollars) | $	$ 18,300,000	$ 20,700,000		$ 18,314,000
Conversion of SAFE Agreements		2,066,667
SAFE agreements (in Dollars) | $		$ 2,400,000
Warrant [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrants exercised (in Dollars) | $		$ 2,200,000
Class A Common Stock [Member]
Warrants and Safe Agreements (Details) [Line Items]
Closing price required to redeem warrants		18
Intuitive Machines, LLC [Member]
Warrants and Safe Agreements (Details) [Line Items]
Business acquisition, warrants assumed						23,332,500
Warrant, exercise price (in Dollars per share) | $ / shares						$ 11.5
Intuitive Machines, LLC [Member] | Class A Common Stock [Member]
Warrants and Safe Agreements (Details) [Line Items]
Number of securities called by each warrant or right						1
Public Warrants [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrant, exercise price (in Dollars per share) | $ / shares					$ 11.5
Warrants outstanding						16,487,500
Period before warrants can be transferred or sold		30 days
Warrants exercised		218,205
Private Warrants [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrants outstanding						6,845,000
Series A Preferred Warrants [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrant, exercise price (in Dollars per share) | $ / shares		$ 15
Warrants outstanding		541,667
Warrant term		5 years
Warrants exercised		0
Series A Preferred Warrants [Member] | Class A Common Stock [Member]
Warrants and Safe Agreements (Details) [Line Items]
Number of securities called by each warrant or right		1